Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Income, net of tax	Total
Beginning balance, shares at Sep. 30, 2017	3,303,802
Beginning balance, amount at Sep. 30, 2017	$ 330	$ 36,726	$ 9,353	$ 174	$ 46,583
Exercise of stock options, shares	5,801				5,801
Exercise of stock options, amount	$ 1	123			$ 124
Stock-based compensation		221			$ 221
Shares granted to Directors, shares	18,863				18,863
Shares granted to Directors, amount	$ 2	366			$ 368
Net income			5,119		5,119
Loss on retiree health, net				(32)	(32)
Unrealized gain (loss) on investment, net				(9)	9
Tax reform gain on retiree health				32	(32)
Reclassification adjust for net investment gains realized in net income					0
Ending balance, shares at Sep. 30, 2018	3,328,466
Ending balance, amount at Sep. 30, 2018	$ 333	37,436	14,472	165	$ 52,406
Exercise of stock options, shares	4,000				4,000
Exercise of stock options, amount		75			$ 75
Stock-based compensation		227			$ 227
Shares granted to Directors, shares	18,863				18,863
Shares granted to Directors, amount	$ 2	361			$ 363
Net income			1,763		1,763
Loss on retiree health, net				(51)	(51)
Unrealized gain (loss) on investment, net				14	(14)
Tax reform gain on retiree health				0	0
Reclassification adjust for net investment gains realized in net income					0
Ending balance, shares at Sep. 30, 2019	3,351,329
Ending balance, amount at Sep. 30, 2019	$ 335	38,099	16,235	128	54,797
Stock-based compensation		239			$ 239
Shares granted to Directors, shares	25,950				25,950
Shares granted to Directors, amount	$ 3	332			$ 335
Cash dividends			(10,557)		(10,557)
Net income			257		257
Loss on retiree health, net				(18)	(18)
Unrealized gain (loss) on investment, net					0
Tax reform gain on retiree health					0
Reclassification adjust for net investment gains realized in net income				(5)	(5)
Ending balance, shares at Sep. 30, 2020	3,377,279
Ending balance, amount at Sep. 30, 2020	$ 338	$ 38,670	$ 5,935	$ 105	$ 45,048